Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester® Fund Municipals))	0 Months Ended
Apr. 02, 2012
Class A
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	0.15%
Interest and Fees from Borrowings	0.06%
Interest and Related Expenses from Inverse Floaters	0.15%
Other Expenses	0.08%
Total Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.90%
Class B
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Fees from Borrowings	0.06%
Interest and Related Expenses from Inverse Floaters	0.15%
Other Expenses	0.19%
Total Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.86%
Class C
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Fees from Borrowings	0.06%
Interest and Related Expenses from Inverse Floaters	0.15%
Other Expenses	0.11%
Total Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.78%
Class Y
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	none
Interest and Fees from Borrowings	0.06%
Interest and Related Expenses from Inverse Floaters	0.15%
Other Expenses	0.10%
Total Other Expenses	0.31%
Total Annual Fund Operating Expenses	0.77%